Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets	12 Months Ended
Dec. 31, 2020
Copyright [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	minus 10 years
Trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	minus 10 years
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	minus 10 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	minus 5 years